Capitalized Software Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Capitalized Software Costs [Abstract]
Capitalized software development costs, Useful Life	4 years	4 years
Capitalized software development costs, Gross Value	$ 15,844	$ 11,535
Capitalized software development costs, Accumulated Depreciation	(6,909)	(3,888)
Capitalized software development costs, Net Carrying Value	$ 8,935	$ 7,647	$ 9,950